PROVISION FOR CLOSURE AND RECLAMATION (Tables)	12 Months Ended
Dec. 31, 2021
PROVISION FOR CLOSURE AND RECLAMATION
Provision For Closure And Reclamation
	December 31, 2021	December 31 2020	December 31, 2019
Balance, beginning of year	$695,257	$266,790	$265,239
Change in estimate	1,274,339	405,196	-
Accretion	68,135	23,271	1,551
Balance, end of year	$2,037,731	$695,257	$266,790